Related Parties - Revenue, Accounts Receivable and Contract Liabilities for Investors of the Company (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stockholder A
Related Party Transaction [Line Items]
Accounts receivable	$ 0	$ 22
Stockholder B
Related Party Transaction [Line Items]
Contract liabilities (current)	0	65
Stockholder D
Related Party Transaction [Line Items]
Contract liabilities (current)	0	500
Prototype sales | Stockholder A
Related Party Transaction [Line Items]
Revenue	0	60
Development contracts | Stockholder B
Related Party Transaction [Line Items]
Revenue	0	100
Development contracts | Stockholder C
Related Party Transaction [Line Items]
Revenue	$ 0	$ 1,050